Consolidated Statements of Cash Flows (unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating Activities:
Net loss	$ (24,699,362)	$ (766,682)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	24,273,137	0
Change in fair value of cryptocurrencies	34	4,600
Depreciation expense	101,758	0
Loss on settlement of notes payable	148,053	0
Amortization of debt discount	0	11,231
Change in fair value of derivative liabilities	(857,804)	152,052
Changes in operating assets and liabilities:
Prepaid expenses	(11,561)	18,890
Other current assets	90,026	0
Accounts payable and accrued expenses	176,757	45,725
Accrued payroll	431,861	532,137
Customer deposit	303,614	0
Net cash used in operating activities	(43,487)	(2,047)
Investing Activities:
Purchase of property and equipment	(47,915)	0
Cash paid for business acquisition	(183,000)
Purchase of cryptocurrency	0	(4,600)
Net cash used in investing activities	(230,915)	(4,600)
Financing Activities:
Proceeds from sale of common share	300,000	0
Repayment of related party advances	(9,900)
Proceeds from related party advances	0	16,725
Payment of convertible notes	0	(10,000)
Net cash provided by financing activities	290,100	6,725
Net change in cash	15,698	78
Cash - beginning of period	103	298
Cash - end of period	15,801	376
Supplemental Disclosures:
Interest paid	0	0
Income taxes paid	$ 0	$ 0
Supplemental Disclosures of Noncash Financing Information:
Shares issued for asset acquisition	3,150,616	0
Note Payable assumed for asset acquisition	$ 1,750,000	$ 0
Shares issued for settlement of accrued salary	1,539,961	0
Modification of stock options for settlement of accrued salary	100,000	0
Conversion of notes payable and derivative liabilities	$ 640,508	$ 0